Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 26,671
Ending balance	26,818	$ 26,671
Carrying amount	26,818	26,671
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,269	50,742
Effect of movements in foreign exchange	1,039	(983)
Acquisitions	3,890	4,279
Disposals through sale and derecognition	(1,665)	(1,822)
Disposals through the sale of subsidiaries	0	(13)
Transfer (to)/from other asset categories and other movements	(1,011)	66
Ending balance	54,522	52,269
Carrying amount	54,522	52,269
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(28,024)	(26,284)
Effect of movements in foreign exchange	(594)	507
Depreciation	(3,573)	(3,530)
Disposals through sale and derecognition	1,533	1,631
Disposals through the sale of subsidiaries	0	8
Impairment losses	(181)	(172)
Transfer (to)/from other asset categories and other movements	409	(186)
Ending balance	(30,430)	(28,024)
Carrying amount	(30,430)	(28,024)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,007
Ending balance	8,054	8,007
Carrying amount	8,054	8,007
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,591
Effect of movements in foreign exchange	259
Acquisitions	38
Disposals through sale and derecognition	(55)
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements	237
Ending balance	13,071	12,591
Carrying amount	13,071	12,591
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,584)
Effect of movements in foreign exchange	(86)
Depreciation	(397)
Disposals through sale and derecognition	33
Impairment losses	(8)
Transfer (to)/from other asset categories and other movements	24
Ending balance	(5,017)	(4,584)
Carrying amount	(5,017)	(4,584)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,033
Ending balance	14,370	14,033
Carrying amount	14,370	14,033
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,473
Effect of movements in foreign exchange	754
Acquisitions	1,361
Disposals through sale and derecognition	(1,607)
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements	1,802
Ending balance	39,783	37,473
Carrying amount	39,783	37,473
Plant and equipment fixtures and fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23,440)
Effect of movements in foreign exchange	(508)
Depreciation	(3,176)
Disposals through sale and derecognition	1,500
Disposals through the sale of subsidiaries	0
Impairment losses	(173)
Transfer (to)/from other asset categories and other movements	384
Ending balance	(25,414)	(23,440)
Carrying amount	(25,414)	(23,440)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,205
Ending balance	1,669	2,205
Carrying amount	1,669	2,205
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,205
Effect of movements in foreign exchange	27
Acquisitions	2,490
Disposals through sale and derecognition	(3)
Transfer (to)/from other asset categories and other movements	(3,050)
Ending balance	1,669	2,205
Carrying amount	1,669	2,205
Under construction [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	0
Transfer (to)/from other asset categories and other movements	0
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,245
Ending balance	24,092	24,245
Carrying amount	$ 24,092	$ 24,245